Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets (Tables) [Abstract]
Schedule of intangible assets

14.              Intangible assets

	Goodwill
	based on			Customers
	expected future	Brands	Software	and Suppliers
	profitability	and Patents	licenses	Agreements	Total
Cost	3,187,722	339,512	566,673	772,888	4,866,795
Accumulated amortization	(1,128,848)	(110,880)	(364,336)	(453,644)	(2,057,708)
Balance as of December 31, 2016	2,058,874	228,632	202,337	319,244	2,809,087

Acquisitions		340	27,319	297	27,956
Additions through acquisition on subsidiary			1,316	402	1,718
Foreign currency translation adjustment		8,357	4,759	(932)	12,184
Other, net of amortization		1,107	(124)		983
Amortization		(8,349)	(43,467)	(72,615)	(124,431)
Net book value	2,058,874	230,087	192,140	246,396	2,727,497
Cost	3,187,722	349,316	607,528	772,253	4,916,819
Accumulated amortization	(1,128,848)	(119,229)	(415,388)	(525,857)	(2,189,322)
Balance as of December 31, 2017	2,058,874	230,087	192,140	246,396	2,727,497

Average annual rates of amortization		5.89%	11.91%	6.00%

Schedule of impairment test of the goodwill using the value in use method (discounted cash flow)

The existing goodwill was determined in accordance with the criteria established by the accounting practices adopted in Brazil before the adoption of the IASB pronouncements and represent the excess of the amount paid over the amount of equity of the acquired companies. Such goodwill was systematically amortized until December 2008. As from 2009, it has been subject to annual impairment tests. In October 2017, Braskem conducted an impairment test of the goodwill using the value in use method (discounted cash flow) and did not identify any loss, as shown in the table below:

			Book value
	Allocated	Cash flow	(with goodwill and
	goodwill	(CF)	work capital) (i)	CF/Book value
CGU and operating segments
CGU - UNIB - South	926,854	11,970,190	2,912,030	4.1
Operating segment - Polyolefins	939,667	26,654,836	7,766,269	3.4
Operating segment - Vinyls	192,353	5,091,859	2,895,428	1.8

(i)                   The carrying amount includes, in addition to goodwill, long-lived assets and working capital from each operating segment.

Schedule of sensitivity analysis based on changes in these variables

Given the potential impact on cash flows of the “discount rate” and “perpetuity”, Braskem conducted a sensitivity analysis based on changes in these variables, with cash flows shown in the table below:

	+0.5% on	-0.5% on
	discount rate	perpetuity
CGU and operating segments
CGU - UNIB - South	11,327,443	11,485,194
Operating segment - Polyolefins	25,042,032	25,405,611
Operating segment - Vinyls	4,808,622	4,877,875

Schedule of intangible assets by country	(c) Intangible assets by country
	2017	2016

Brazil	2,502,231	2,526,371
Mexico	151,930	141,379
United States of America	47,357	115,355
Germany	25,948	25,956
Other	31	26
	2,727,497	2,809,087